Organization and principal activities (Details)	12 Months Ended
Dec. 31, 2017
Vipshop HK
Organization and principal activities
Percentage of shareholdings	100.00%
WFOE
Organization and principal activities
Percentage of shareholdings	100.00%
Vipshop Kunshan
Organization and principal activities
Percentage of shareholdings	100.00%
Vipshop Jianyang
Organization and principal activities
Percentage of shareholdings	100.00%
Vipshop Tianjin
Organization and principal activities
Percentage of shareholdings	100.00%
Pinwei Software
Organization and principal activities
Percentage of shareholdings	100.00%
Vipshop Zhuhai
Organization and principal activities
Percentage of shareholdings	100.00%
Vipshop Hubei
Organization and principal activities
Percentage of shareholdings	100.00%
Pinzhong Factoring
Organization and principal activities
Percentage of shareholdings	100.00%
Vipshop Chongqing
Organization and principal activities
Percentage of shareholdings	100.00%
Vipshop Zhaoqing
Organization and principal activities
Percentage of shareholdings	100.00%